UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22054

THE ACADIA MUTUAL FUNDS

 (Exact name of registrant as specified in charter)

One Penn Plaza, 36th Floor, New York, NY 10119

 (Address of principal executive offices)(Zip code)

Eric D. Jacobs

Michael E. Hogue

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 671-1111

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ACADIA PRINCIPAL CONSERVATION FUND

DECEMBER 31, 2010

(UNAUDITED)

Acadia Asset Management

Acadia Mutual Fund Management/ Acadia Fund & Cerulean Partners / Acadia Liquidity Fund

Letter to the Shareholders

Thank you for being a shareholder of Acadia Principal Conservation Fund (APCF).  The Fund was launched in late August and was prepared to receive investments in the fourth quarter.

APCF is designed to conserve your capital while providing liquidity and yields which are superior to other short term investments, with manageable capital exposure to rising interest rates.  Two thirds of the investments in the Fund are allocated to short-term debt instruments such as institutional jumbo money market funds.  One third of the Fund’s investments are allocated to fixed income investment grade bonds, with an emphasis on institutions in the financial service sector.  We actively trade these securities to minimize exposure to rising interest rates.

Market Commentary

The economy lost momentum in the last half of 2010 as businesses were reluctant to deploy cash due to both political and economic uncertainty and consumers were reluctant to increase spending.  In an effort to head off another downturn in the economy, the Federal Reserve began a second round of stimulus geared toward keeping interest rates low to spur the housing markets and capital investments by business.  For investors this is a double edge sword, lower interest rates lead to increased economic activity which in the long term benefits investors, but in the short term, short term investment yields remain low.  Six month Treasury Bills yielded .19 percent at year end and one year Treasury Bills paid .28 percent.  Three month Commercial Paper averaged around .23 percent and Money Market Accounts averaged less than .65 percent.

 The fourth quarter ended with a stabilized, albeit high, unemployment rate and a sluggish rate of economic growth.  But the good news is ‘stabilization’ in the financial services sector with the balance sheets of banks greatly improved and the level of nonperforming assets level or declining.  Without question the day to day activity of financial markets was continually affected by the uncertain conditions in the world markets, from the bank meltdowns in the European community to the concerns of ‘asset bubbles’ in emerging markets such as China and Brazil.

As Acadia Mutual Fund Management looks forward to the coming six months we see a continuation of low economic growth, modest reduction in the unemployment rate but remaining at historically high levels, with modest signs of inflation beginning to percolate, and continued improvement in the health of the financial sector.

As you can see from Chart of Investments, AMFM concentrates its investment expertise in the financial service sector.  Thus, the continued improvement in the balance sheets of financial institutions, improved stability that will accrue from the implementation of financial reforms, and increased economic activity as American businesses access global economic growth will all lead to greater opportunities for Acadia Principal Conservation Fund.

How Did We Do in the Last Six Months?

A better question is “How did we do in the last month?” as APCF began actively marketing the Fund with all of the investment growth occurring in December.  The Fund started December with a net asset value (NAV) of $9.97 and ended the month with a NAV of $10.00 for a monthly net return of .3 percent.  This is equivalent to a compound annualized rate of 3.66 percent.  Given market conditions, the goals of this Fund and its short term nature, we are quite proud of this return.

Michael E. Hogue

Eric D. Jacobs

President

Chief Investment Officer

	The Acadia Principal Conservation Fund
	Schedule of Investments
	December 31, 2010 (Unaudited)

Shares		Value

CORPORATE DEBENTURES - 39.69% *

Commercial Banks - 15.03%
2,422	BB&T Capital Trust, 8.95%, 9/15/63	$ 66,484
486	Fifth Third Capital Trust, 7.25%, 8/15/67	12,092
2,703	Wachovia Capital Trust, 7.85%, 12/1/67	71,224
		149,800
Farm Products - 6.70%
1,719	Archer Daniels Midland Co., 6.25%, 6/1/11	66,749

Life Insurance - 6.68%
2,420	Prudential Financial Inc., 9.00%, 6/15/38	66,526

Motor Vehicles & Passenger Car Bodies - 4.64%
1,780	Ford Motor Co., 7.50%, 6/10/43	46,244

Real Estate Developers - 6.64%
2,480	Vornado Realty Lp., 7.875%, 10/1/39	66,142

TOTAL FOR CORPORATE DEBENTURES (Cost $392,960) - 39.69%		395,461

SHORT TERM INVESTMENTS - 60.31%
600,838	State Farm Bank Money Market 1.10% ** (Cost $600,838)	600,838

TOTAL INVESTMENTS (Cost $993,798) - 100.00%		996,299

LIABILITIES IN EXCESS OF OTHER ASSETS		(196,294)

NET ASSETS		$ 800,005

* Percentages are based on total investments.
** Variable Rate Security, the coupon rate shown represents the yield at December 31, 2010.
The accompanying notes are an integral part of these financial statements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of inputs used as of December 31, 2010, in valuing the Fund’s investments carried at value:

	Investments in Securities	Level 1	Level 2	Level 3	Total
	Corporate Debentures	$ 395,461	-	-	395,461
	Short-Term Investments:
	State Farm Bank Money Market	600,838	-	-	600,838
		$ 996,299	$ -	$ -	$ 996,299

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Assets and Liabilities
December 31, 2010 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $993,798)	$ 996,299
Cash	2,193
Receivables:
Interest	192
Due from Advisor	26,832
Prepaid Expenses	8,690
Securities Sold	215,849
Total Assets	1,250,055
Liabilities:
Payables:
Due to Custodian	60,726
Securities Purchased	370,245
Other Accrued Expenses	19,079
Total Liabilities	450,050

Net Assets	$ 800,005

Net Assets Consist of:
Paid In Capital	$ 797,725
Accumulated Undistributed Net Investment Loss	(526)
Accumulated Undistributed Realized Gain on Investments	305
Unrealized Appreciation in Value of Investments	2,501
Net Assets, for 79,980 Shares Outstanding	$ 800,005

Net Asset Value and Redemption Price Per Share	$ 10.00

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Operations
For the Period August 24, 2010, (Commencement of Investment Operations)
through December 31, 2010 (Unaudited)

Investment Income:
Dividends	$ -
Interest	338
Total Investment Income	338

Expenses:
Advisory Fees (Note 3)	477
Transfer Agent Fees	3,358
Distribution Fees (12b-1) (Note 4)	298
Legal Fees	3,562
Audit Fees	4,987
Custodial Fees	2,166
Insurance Fees	3,485
Accounting Fees	7,583
Printing and Mailing	1,068
Miscellaneous Fees	712
Total Expenses	27,696
Fees Waived and Reimbursed by the Advisor (Note 3)	(26,832)
Total Expenses	864

Net Investment Loss	(526)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	305
Net Change in Unrealized Appreciation on Investments	2,501
Realized and Unrealized Gain on Investments	2,806

Net Increase in Net Assets Resulting from Operations	$ 2,280

The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Statement of Changes in Net Assets

(Unaudited)
Period Ended *
12/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (526)
Net Realized Gain on Investments	305
Unrealized Appreciation on Investments	2,501
Net Increase in Net Assets Resulting from Operations	2,280

Distributions to Shareholders:
Net Investment Income	-
Realized Gains	-
Total Dividends and Distributions Paid to Shareholders	-

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	803,249
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(5,524)
Net Increase in Net Assets from Shareholder Activity	797,725

Net Assets:
Net Increase in Net Assets	800,005
Beginning of Period	-
End of Period (Including Accumulated Undistributed Net Investment Loss of $(526)	$ 800,005

* The Fund commenced investment operations on August 24, 2010.
The accompanying notes are an integral part of these financial statements.

The Acadia Principal Conservation Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Period Ended	(a)
	12/31/2010

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Loss *	(0.03)
Net Gain on Securities (Realized and Unrealized)	0.03
Total from Investment Operations	-

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.00

Total Return **	0.00%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 800
Before Waiver
Ratio of Expenses to Average Net Assets	45.04%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.41%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.86)%	***
Portfolio Turnover	54.60%

(a) The Fund commenced investment operations on August 24, 2010.
* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
*** Annualized
The accompanying notes are an integral part of these financial statements.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

1.

ORGANIZATION

The Acadia Principal Conservation Fund (the “Fund”) is the sole series of the Acadia Mutual Funds (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was organized as a statutory trust under the laws of Delaware on October 12, 2009 by the filing of a Certificate of Trust.  The Fund commenced investment operations on August 24, 2010.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Acadia Mutual Fund Management, LLC (the “Adviser”).

The Acadia Principal Conservation Fund seeks to provide current income consistent with the preservation of capital.

2.

SIGNIFICANT ACCOUNTING POLICIES

Security Valuations: The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Fund’s Board of Trustees. The Fund’s assets are generally valued at their market value using market quotations.  The Fund may use pricing services to determine market value.  If market prices are not available or, in the adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the adviser will value the Fund’s assets at their fair value according to policies approved by the Trustees.  The Fund values the securities of other investment companies in which it invests at the net asset value of such investment company.  The prospectus for the investment company explains the circumstances under which such registered investment companies will use fair value pricing and the effects of using fair value pricing.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

U.S. Treasury Securities: The Fund may invest in U.S. Treasury Securities of varying maturities. U.S. Treasury securities include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance.

U.S. Government Securities: The Fund may invest in securities issued or guaranteed by U.S. government agencies or instrumentalities.

Corporate Debt Securities: The Fund may invest up to 35% of its assets in investment grade corporate debt securities.  Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments.

Treasury Inflation-Protection Securities: The Fund may invest in U.S. Treasury securities that include Treasury Inflation-Protection Securities ("TIPS"), which are issued by the U.S. Treasury and are designed to provide investors a long term investment vehicle that is not vulnerable to inflation.

Repurchase Agreements: The Fund may invest in repurchase agreements.  In a repurchase agreement, the buyer purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends quarterly and net capital gains annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders: The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other: The Fund records security transactions on the trade date.  The Highest Cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

3.

MANAGEMENT, CUSTODY AND SERVICES AGREEMENT

The Fund has an investment advisory agreement with Acadia Mutual Fund Management, LLC (the “Adviser”), under which the Adviser, subject to such policies as the Trustees of the Fund may determine, the Adviser, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 0.80% of the Fund’s average daily net assets. The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (excluding interest, taxes, acquired fund fees and expenses, litigation, brokerage and extraordinary expenses) to an annual rate of 1.45% of the average net assets of the Fund.  This expense limitation and fee waiver agreement may be terminated by the Adviser at any time after September 1, 2011.  For the period ended December 31, 2010, the Adviser earned $477 in adviser fees.  For the period ended December 31, 2010, the Adviser reimbursed $26,832 in expenses.  At December 31, 2010, the Adviser owed the Fund $26,832.

The Advisory Agreement has been approved by the Trustees of the Fund on April 1, 2010 and approved by the Fund’s initial shareholder on July 29, 2010.  By its terms, the Advisory Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Advisory Agreement may be terminated on not more than 60 days notice by the Adviser to the Fund.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

The Fund pays, in addition to the advisory fee described above, all expenses not borne by the Adviser, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.

The Fund also has transfer agency and accounting services agreement with Mutual Shareholder Services, LLC (“MSS”), whereby MSS will provide accounting services, compliance services and transfer agent, shareholder servicing agent and dividend disbursing agent services to the Fund.

The Fund has an agreement with Huntington National Bank, under which the Bank will act as Fund custodian.  It holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties as directed by the Adviser.  Huntington National Bank has no supervisory function over management of the Fund.

4.

DISTRIBUTION FEES

The Fund has adopted a Rule 12b-1 plan which allows it to pay distribution and other fees of the sale and distribution of its shares and for services provided to shareholders.  The maximum level of distribution expenses is 0.50% per year of the Fund’s average net assets.  For the period ended December 31, 2010, the Fund incurred $298 in distribution fees.

5.

CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares.

The following is a summary of capital share activity:

	Period 8/24/2010 (commencement of operations) through 12/31/2010
	Shares	Amount
Shares Sold	80,534	$ 803,249
Shares issued in reinvestment of distributions	-	-
Shares redeemed	(554)	(5,524)
Net Increase	79,980	$ 797,725

6.

CONTROL & OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the funds under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2010, MG Trust Services, owned approximately 87.48% outstanding shares of the Fund.

THE ACADIA PRINCIPAL CONSERVATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2010 (Unaudited)

7.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2010, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$562,226
Sales	$215,905

The Acadia Principal Conservation Fund
Expense Illustration
December 31, 2010 (Unaudited)

Expense Example

As a shareholder of The Acadia Principal Conservation Fund , you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs  (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 24, 2010 through December 31, 2010, and the six month period July 1, 2010 through December 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 24, 2010	December 31, 2010	August 24, 2010 to December 31, 2010

Actual	$1,000.00	$1,000.00	$5.02
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.79	$5.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 130/365 (to reflect the since inception period).

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2010	December 31, 2010	July 1, 2010 to December 31, 2010

Actual	$1,000.00	$1,000.00	$7.11
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.10	$7.17

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ACADIA PRINCIPAL CONSERVATION FUND

ADDITIONAL INFORMATION

December 31, 2010 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on September 30 and March 31.  The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 595-4866 to request a copy of the SAI or to make shareholder inquiries.

Advisory Renewal Agreement - Acadia Mutual Fund Management, LLC (the “Adviser”) serves as the investment adviser to the Acadia Principal Conservation Fund (the “Fund”) pursuant to an Investment Advisory Agreement (the “Agreement”) between the Adviser and the Acadia Mutual Funds (the “Trust”) on behalf of the Fund.  The Adviser directs the investment of the Fund’s assets, subject at all times to the supervision of the Board of Trustees (the “Board”) of the Trust.  At the initial organizational meeting of the Trust that was held on April 1, 2010, the Trustees, including a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”) unanimously approved the Agreement for an initial two year period under the terms and for the compensation described therein.

In considering whether to approve the Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Adviser’s practices regarding brokerage and portfolio transactions; and (vi) the Adviser’s practices regarding possible conflicts of interest.

In assessing the factors described above and reaching its decision, the Board took into consideration information furnished for the Board’s review and consideration.  At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Agreement and an expense limitation agreement with respect to the Fund; materials provided by the Adviser to the Trustees containing information about the Adviser, its business, its finances, its personnel, its services to the Fund, and comparative performance and expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from counsel to the Trust that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement, including the types of information and factors that should be considered in order to make an informed decision.

THE ACADIA PRINCIPAL CONSERVATION FUND

ADDITIONAL INFORMATION

December 31, 2010 (Unaudited)

I.

The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the responsibilities the Adviser would have under the Investment Advisory Agreement. The Board reviewed the services to be provided by the Adviser to the Fund including, without limitation, the Adviser’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund and grow the Fund’s assets.  The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from the Adviser (e.g., descriptions of the Adviser’s business, the Adviser’s compliance programs, and the Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

II.

Investment Performance of the Acadia Principal Conservation Fund and the Adviser.  The Board noted that the Acadia Principal Conservation Fund had not commenced operations and thus did not have investment performance information to review.  The Board noted that the Fund would be the first client of the Adviser.  The Board discussed the education and investment management experience of the Adviser’s personnel.  The Board discussed performance return information for similar funds.

III.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the projected asset levels of the Fund; the Adviser’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund. The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable.

IV.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than the Adviser. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

V.

Brokerage and portfolio transactions.  In regard to brokerage and portfolio transactions, the Board considered the Adviser’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Fund. The Board also considered the anticipated portfolio turnover rate for the Fund. After further review, the Board determined that the Adviser’s practices regarding brokerage and portfolio transactions were satisfactory.

THE ACADIA PRINCIPAL CONSERVATION FUND

ADDITIONAL INFORMATION

December 31, 2010 (Unaudited)

VI.

Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory person assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

INVESTMENT ADVISOR

Acadia Mutual Fund Management, LLC

One Penn Plaza, 36th Floor

New York, NY 10119

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Investment Law Group of Gillett, Mottern & Walker, LLP

1230 Peachtree Street NE, Suite 2445

Atlanta, GA 30309

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ACADIA MUTUAL FUNDS

By /s/ Eric Jacobs

----------------------------------------

* Eric Jacobs,

President

Date: March 3, 2011

*Print the name and title of each signing officer under his or her signature.